SUBSEQUENT EVENTS (Tables)	3 Months Ended
Mar. 31, 2021
Summary of Company's Certificate of Incorporation
•	EGH’s certificate of incorporation was amended and restated to, among other things, provide for the following common stock:

Class of Common Stock	Par Value	Votes	Economic Rights
Class A common stock	$0.00001	1	Yes
Class B common stock	$0.00001	None	Yes
Class C common stock	$0.00001	None	Yes
Class X common stock	$0.00001	1	None
Class Y common stock	$0.00001	20	None

Parent Company [Member]
Summary of Company's Certificate of Incorporation
The Company’s certificate of incorporation was amended and restated to, among other things, provide for the following common stock:

Class of Common Stock	Par Value	Votes	Economic Rights
Class A common stock	$0.00001	1	Yes
Class B common stock	$0.00001	None	Yes
Class C common stock	$0.00001	None	Yes
Class X common stock	$0.00001	1	None
Class Y common stock	$0.00001	20	None